13F-HR
03/31/09

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York May 11, 2009

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value total:	$31,608
List of Other Included Managers:

No.	13F File Number		Name




<PAGE





















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































American Axle & Mfg

COM

024061103

3300

2500000

SH



Sole



2500000


Avon Products Inc

COM

054303102

1923

100000

SH



Sole



100000


Brunswick Corp

COM

117043109

2243

650000

SH



Sole



650000


Citadel Broadcasting

COM

17285T106

99

1500000

SH



Sole



1500000


Delta Air Lines, Inc.

COM

247361702

282

50000

SH



Sole



50000


Idearc Inc.

COM

451663108

31

865000

SH



Sole



865000


Intuitive Surgical, Inc

COM

559222401

10490

110000

SH



Sole



110000


MetLife Inc

COM

59156R108

2277

100000

SH



Sole



100000


Newell Rubbermaid Inc

COM

651229106

2233

350000

SH



Sole



350000


Philip Morris Intl Inc

COM

718172109

7116

200000

SH



Sole



200000


R.H. Donnelley Corp (new)

COM

74955W307

183

600000

SH



Sole



600000


Solutia

COM

834376501

16

8675

SH



Sole



8675


Temple-Inland Inc

COM

879868107

269

50000

SH



Sole



50000


Textron Inc.

COM

883203101

1148

200000

SH



Sole



200000

